Average Annual Total Returns{- Fidelity® MSCI Financials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Financials Index ETF	Fidelity MSCI Financials Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Financials Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Financials Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC017 Past 1 year	MC017 Past 5 years	MC017 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	31.62%	11.14%	12.01%	[1]	30.88%	10.52%	11.38%	[1]	19.15%	8.69%	9.50%	[1]	31.80%	11.27%	12.14%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013